SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Schedule of administrative fees	Administrative fees for 2025 and 2024 were as follows (in thousands):

	2025	2024
Investment advisory and management fees	$1,260	$1,389
Plan administrator fees	3,514	3,002
Personal advisor fees	7,994	$6,913
Total administrative expenses	$12,768	$11,304